SELLING AND MARKETING EXPENSES	12 Months Ended
Dec. 31, 2024
Selling And Marketing Expenses
SELLING AND MARKETING EXPENSES

NOTE 17 – SELLING AND MARKETING EXPENSES

	Year ended December 31
	2024	2023

Salaries and related expenses	84	157
Share based compensation	1	-
Subcontractors	50	31
Transport and storage	49	37
Commissions	-	14
Travel expenses	25	13
Other expenses	29	20
	238	272

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)